Discontinued Operations and Assets Held for Sale (Schedule Summarizing Income (Loss) from Discontinued Operations) (Details) (USD $) In Millions	3 Months Ended									12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010		Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
Earnings/(loss) from discontinued operations	$ (4.6)	$ (3.5)	$ 0.4	$ 0.4	$ 29.7	[1]	$ (2.4)	$ 4.3	$ 23.6	$ (7.2)		$ 55.2		$ 393.4
PTS Business and Martindale [Member]
Revenue										0	[2]	99.1		100.5
Earnings before income taxes										0.5	[2]	47.0		17.4
Income tax expense										0	[2]	(6.8)		(8.6)
Earnings/(loss) from discontinued operations										0.5	[2]	40.2		8.8
CareFusion [Member]
Revenue										0	[3]	592.1	[4]	3,520.9
Earnings before income taxes										0.3	[3]	43.7	[4]	507.2
Income tax expense										(8.0)	[3]	(28.7)	[4]	(122.6)
Earnings/(loss) from discontinued operations										$ (7.7)	[3]	$ 15.0	[4]	$ 384.6

[1]	During the fourth quarter of fiscal 2010, we recorded an out-of-period increase in income tax expense of $14.7 million related to our state provision-to-return reconciliation (of which $5.1 million pertained to the first three quarters of fiscal 2010 and $9.6 million pertained to fiscal 2009). The amounts were not material individually or in the aggregate to current or prior periods.
[2]	Reflects subsequent changes in certain estimates made at the time of sale.
[3]	Reflects subsequent changes in certain estimates made at the time of the Spin-Off.
[4]	Reflects the results of CareFusion through August 31, 2009, the date the Spin-Off was completed, and subsequent changes in certain estimates made at the time of the Spin-Off.